Schedule of Revenue by Geographic Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 32,915		$ 17,395		$ 102,999		$ 66,157		$ 47,208
United States
Segment Reporting Information [Line Items]
Revenue	16,434		10,300		60,761		32,041		26,178
Israel
Segment Reporting Information [Line Items]
Revenue	1,038		881		4,234		3,383		2,999
United Kingdom
Segment Reporting Information [Line Items]
Revenue	3,554		713		12,220		6,862		2,627
EMEA
Segment Reporting Information [Line Items]
Revenue	7,753	[1]	3,445	[1]	16,744	[1]	15,551	[1]	8,522	[1]
Other
Segment Reporting Information [Line Items]
Revenue	$ 4,136		$ 2,056		$ 9,040		$ 8,320		$ 6,882

[1]	Europe, the Middle East and Africa excluding United Kingdom and Israel